OTHER INCOME (EXPENSE), NET (Details) - USD ($)		3 Months Ended			5 Months Ended	12 Months Ended
	Jan. 15, 2020	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Other Income Expense, Net [Line Items]
Other income, net		$ (29,007,528)			$ (13,292,589)
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
Other Income Expense, Net [Line Items]
Other income, net						$ 12,061,386	$ (33,691)
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC | Related Parties
Other Income Expense, Net [Line Items]
Other income, net	$ 341,954						10,232,311
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC | NRG agreement
Other Income Expense, Net [Line Items]
Other income, net						7,544,864
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC | NRG agreement | Related Parties
Other Income Expense, Net [Line Items]
Other income, net	315,141						9,668,117
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC | NEDO agreement
Other Income Expense, Net [Line Items]
Other income, net						522,496
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC | NEDO agreement | Related Parties
Other Income Expense, Net [Line Items]
Other income, net	26,813						564,194
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC | Contingent liability
Other Income Expense, Net [Line Items]
Other income, net						3,978,293
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC | Other income (expense), net
Other Income Expense, Net [Line Items]
Other income, net						$ 15,733	$ (33,691)
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC | Predecessor
Other Income Expense, Net [Line Items]
Other income, net	341,954
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC | Predecessor | Related Parties
Other Income Expense, Net [Line Items]
Other income, net	341,954
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC | Predecessor | NRG agreement | Related Parties
Other Income Expense, Net [Line Items]
Other income, net	315,141
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC | Predecessor | NEDO agreement | Related Parties
Other Income Expense, Net [Line Items]
Other income, net	$ 26,813
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC | Successor
Other Income Expense, Net [Line Items]
Other income, net		457,888	$ 1,674,152	$ (417,896)
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC | Successor | NRG agreement
Other Income Expense, Net [Line Items]
Other income, net			1,638,734
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC | Successor | NEDO agreement
Other Income Expense, Net [Line Items]
Other income, net		87,786	157,280
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC | Successor | Other income (expense), net
Other Income Expense, Net [Line Items]
Other income, net		$ 370,102	$ 1,796,014